United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—53.4%
		Aerospace & Defense—0.4%
$3,283,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$3,336,349
		Automotive—1.7%
8,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.55%, 2/6/2019	7,978,928
6,400,000	[1,2]	Metalsa SA De CV, Series 144A, 4.90%, 4/24/2023	5,888,000
150,000		Metalsa SA De CV, Series REGS, 4.90%, 4/24/2023	138,000
2,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	2,005,000
		TOTAL	16,009,928
		Banking—9.8%
450,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	464,063
730,000	[1,2]	BBVA Colombia SA, Sub., Series 144A, 4.875%, 4/21/2025	709,195
2,077,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	2,132,629
920,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	970,600
2,000,000		Banco Do Brasil SA, Sub. Note, Series REGS, 5.875%, 1/19/2023	1,830,400
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,230,000
900,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	907,555
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	252,099
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,673,448
4,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	4,675,992
3,610,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	3,709,275
7,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	7,129,095
7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	7,809,056
4,000,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	4,070,000
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	223,170
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,231,700
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,778,250
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,168,187
2,800,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,732,685
5,200,000		Korea Development Bank, Sr. Unsecd. Note, 3.00%, 9/14/2022	5,155,982
4,000,000		Korea Exchange Bank, Series REGS, 2.50%, 6/12/2019	4,002,752
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,269,054
3,000,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	2,895,300
2,500,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	2,464,560
6,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2020	5,972,580
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,341,856
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,343,805
2,600,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	2,595,593
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	5,044,333
4,350,000	[1,2]	Woori Bank, Jr. Sub. Note, Series 144A, 5.00%, 6/10/2045	4,317,836
		TOTAL	90,101,050
		Beverage & Tobacco—0.3%
400,000	[1,2]	Ajecorp BV, Series 144A, 6.50%, 5/14/2022	247,880

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Beverage & Tobacco—continued
$3,400,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	$2,106,980
		TOTAL	2,354,860
		Broadcast Radio & TV—0.4%
2,976,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	3,844,388
		Building & Development—0.0%
350,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	246,750
		Chemicals & Plastics—2.4%
4,150,000		Alfa SA, Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	4,118,875
2,000,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	1,820,000
4,000,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.50%, 10/22/2025	3,786,000
4,875,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	5,016,131
1,200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,241,904
6,350,000		Sociedad Quimica Y Minera de Chile SA, Sr. Unsecd. Note, Series REGS, 5.50%, 4/21/2020	6,417,431
		TOTAL	22,400,341
		Conglomerates—0.3%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,131,910
		Consumer Cyclical - Services—0.6%
2,915,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.125%, 11/28/2021	2,821,085
2,500,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	2,374,595
		TOTAL	5,195,680
		Consumer Products—0.5%
1,500,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,411,785
3,250,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	3,012,783
		TOTAL	4,424,568
		Farming & Agriculture—1.0%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,060,760
6,150,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 5/24/2023	5,159,850
		TOTAL	9,220,610
		Finance—1.5%
2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	2,539,796
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,032,500
1,500,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,499,520
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	526,250
7,400,000		MAF Global Securities, 7.125%, 10/29/2049	7,906,900
		TOTAL	13,504,966
		Financial Intermediaries—1.0%
4,400,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	4,559,500
2,700,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	2,693,250
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,810,060
		TOTAL	9,062,810
		Food Products—0.2%
1,450,000		Marfrig Holding Europe BV, Series REGS, 8.375%, 5/9/2018	1,417,375
650,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	633,750
		TOTAL	2,051,125
		Hotels, Motels, Inns & Casinos—0.1%
1,200,000	[1,2]	Grupo Posadas SA de C.V., Sr. Unsecd. Note, Series 144A, 7.875%, 6/30/2022	1,191,000

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—4.7%
$5,200,000		Abja Investment Co., 5.95%, 7/31/2024	$4,888,520
3,480,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	3,723,600
7,700,000		China Hongqiao Group, Series REGS, 7.625%, 6/26/2017	7,648,795
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,428,202
2,500,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	2,190,625
1,800,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	1,479,060
4,000,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	4,192,000
1,720,000	[1,2]	Petra Diamonds US Treasury PLC, Series 144A, 8.25%, 5/31/2020	1,720,000
3,300,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	3,143,250
4,350,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	3,746,437
1,100,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.75%, 10/24/2023	1,035,100
610,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	525,363
2,600,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	2,485,522
4,500,000		Vale Overseas Ltd., 4.375%, 1/11/2022	4,159,395
		TOTAL	43,365,869
		Oil & Gas—12.5%
1,400,000	[1]	Afren PLC, Series 144A, 6.625%, 12/9/2020	63,000
1,230,000	[3,4]	Afren PLC, Series REGS, 10.25%, 4/8/2019	61,500
2,300,000	[3,4]	Afren PLC, Series REGS, 11.50%, 2/1/2016	103,500
4,800,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	4,880,462
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	946,129
9,500,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	8,877,750
1,750,000		Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 6.51%, 3/7/2022	1,718,850
3,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	3,054,300
3,800,000		Kazmunaygas National Co., Series REGS, 4.40%, 4/30/2023	3,357,110
3,000,000		Kazmunaygas National Co., Unsecd. Note, Series REGS, 6.00%, 11/7/2044	2,395,098
738,000		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	502,430
919,100		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	526,185
751,000		Odebrecht Oil & Finance, Sr. Unsecd. Note, Series REGS, 7.00%, 12/29/2049	328,562
2,600,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	2,541,500
2,400,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 1/19/2025	1,236,000
8,350,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 1/19/2025	4,300,250
1,700,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 6/15/2038	1,721,250
9,800,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	8,170,750
7,550,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	5,950,910
6,600,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	4,598,220
1,550,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	1,565,934
9,500,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	8,665,235
7,200,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.50%, 1/23/2026	6,858,360
10,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 5.625%, 1/23/2046	9,384,375
5,000,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 4.25%, 1/15/2025	4,742,000
4,625,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	4,676,014
2,000,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	2,022,060
700,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	392,000
4,300,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	3,958,795
2,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 2/10/2045	2,301,625

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$2,600,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	$2,397,512
10,300,000		Tupras Turkiye Petrol Rafinerileri AS, Series REGS, 4.125%, 5/2/2018	10,320,600
2,000,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	1,925,000
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	885,500
		TOTAL	115,428,766
		Railroad—0.5%
500,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	435,698
4,400,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	4,419,800
		TOTAL	4,855,498
		Real Estate—3.3%
4,300,000		China Oversea Fin Ky III, 6.375%, 10/29/2043	4,433,433
9,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	9,035,266
4,000,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	4,130,284
1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,400,833
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	207,334
4,800,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	5,016,000
4,900,000		Wanda Properties Oversea, Sr. Unsecd. Note, 4.875%, 11/21/2018	5,010,167
		TOTAL	30,233,317
		Retailers—0.6%
4,956,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	5,125,495
		State/Provincial—2.5%
7,615,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	7,900,562
15,200,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	14,972,000
		TOTAL	22,872,562
		Software & Services—0.3%
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,419,428
		Telecommunications & Cellular—2.8%
2,150,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,301,990
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,348,859
3,450,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	3,480,187
3,050,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2,800,846
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,185,904
1,715,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,821,275
2,556,000		Oi S.A., Series REGS, 5.75%, 2/10/2022	1,853,100
1,489,000		Telemar Norte Leste SA, Series REGS, 5.50%, 10/23/2020	1,194,476
4,000,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.20%, 2/13/2019	3,841,504
2,650,000		Vivacom, Series REGS, 6.625%, 11/15/2018	2,963,767
		TOTAL	25,791,908
		Transportation—1.2%
7,300,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	7,893,125
3,500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	3,320,625
		TOTAL	11,213,750
		Utilities—4.4%
3,900,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,319,494
900,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	930,375
6,050,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	6,367,625

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$3,560,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	$3,702,400
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,809,000
4,000,000		Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series REGS, 6.70%, 2/10/2017	4,265,000
1,300,000	[1,2]	Kosmos Energy Ltd., Series 144A, 7.875%, 8/1/2021	1,131,000
1,900,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 8/4/2019	1,729,000
1,100,000	[1,2]	Lamar Funding Ltd., Series 144A, 3.958%, 5/7/2025	1,034,000
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	221,000
9,000,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	11,835,000
		TOTAL	40,343,894
		Utility - Diversified—0.4%
1,950,000	[1,2]	AES Gener S.A., Unsecd. Note, Series 144A, 5.00%, 7/14/2025	1,986,303
2,000,000		Comision Fed De Electric, Series REGS, 4.875%, 1/15/2024	2,052,500
		TOTAL	4,038,803
		TOTAL CORPORATE BONDS (IDENTIFIED COST $517,493,947)	491,765,625
		FLOATING RATE LOAN—0.0%
1,548,577	[5]	Carolbrl, 0.284%, 12/31/2017 (IDENTIFIED COST $1,525,634)	310,490
		FOREIGN GOVERNMENTS/AGENCIES—39.0%
		Banking—0.3%
3,035,000		African Export-Import Bank, 5.75%, 7/27/2016	3,114,760
		Government Agency—0.3%
2,300,000	[1,2]	Banque Centrale de Tunisie, 5.75%, 1/30/2025	2,208,621
		Sovereign—38.4%
5,000,000		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 8/16/2019	4,857,250
2,860,158		Argentina, Government of, Note, Series $DSC, 8.28%, 12/31/2033	2,924,511
6,393,293		Argentina, Government of, Note, Series NY, 8.28%, 12/31/2033	6,409,277
751,000		Armenia, Government of, 6.00%, 9/30/2020	715,628
1,353,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	1,289,274
6,200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	5,928,440
2,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	2,483,000
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	975,920
965,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	967,413
4,500,000		Brazil, Government of, Sr. Unsecd. Note, 2.625%, 1/5/2023	3,858,750
4,700,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	4,782,250
10,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	8,900,000
2,425,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,479,562
10,200,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	9,065,250
5,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	4,856,250
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,376,250
5,400,000		Croatia, Government of, 6.00%, 1/26/2024	5,761,152
5,100,000	[1,2]	Croatia, Government of, Series 144A, 6.00%, 1/26/2024	5,441,088
1,500,000		Croatia, Government of, Note, 6.625%, 7/14/2020	1,635,300
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	577,570
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,218,000
1,700,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	1,683,000
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,878,500

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
8,200,000		Dubai, Government of, 5.25%, 1/30/2043	$7,265,528
2,500,000		Ecuador, Government of, 7.95%, 6/20/2024	1,825,000
6,000,000		Egypt, Government of, Note, 6.875%, 4/30/2040	5,701,200
2,200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 6/11/2025	2,126,080
1,987,000		El Salvador, Government of, 7.625%, 2/1/2041	1,880,695
1,630,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	1,526,087
2,000,000	[1,2]	Gabonese Republic, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	1,791,600
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,072,536
8,150,000		Ghana, Government of, 7.875%, 8/7/2023	7,294,250
3,480,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	3,575,700
2,400,000		Hellenic Republic, Sr. Unsecd. Note, 3.00%, 2/24/2042	1,419,457
700,000		Honduras, Government of, 8.75%, 12/16/2020	777,875
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,975,702
1,970,000		Hungary, Government of, 5.75%, 11/22/2023	2,196,550
750,000		Hungary, Government of, 6.375%, 3/29/2021	854,348
5,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,861,544
2,790,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 4/15/2023	2,580,750
14,600,000		Indonesia, Government of, 4.625%, 4/15/2043	12,483,000
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	6,930,000
2,810,000		Indonesia, Government of, 6.875%, 1/17/2018	3,091,000
3,500,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	3,246,250
2,800,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	3,598,000
1,500,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,432,500
7,800,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	5,958,670
2,800,000	[1,2]	Ivory Coast, Republic of, Series 144A, 5.375%, 7/23/2024	2,529,800
3,000,000		Ivory Coast, Republic of, Sr. Unsecd. Note, 5.375%, 7/23/2024	2,710,500
5,000,000		Ivory Coast, Republic of, Sr. Unsecd. Note, 5.75%, 12/31/2032	4,500,800
2,500,000	[1,2]	Ivory Coast, Republic of, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	2,328,250
400,000		Jamaica, Government of, 7.875%, 7/28/2045	396,000
1,600,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	1,596,000
1,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	1,209,360
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,122,000
1,700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	1,659,625
2,600,000		Kenya, Government of, 6.875%, 6/24/2024	2,514,720
8,630,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	8,346,936
458,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 9/11/2020	411,733
9,700,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	8,973,858
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,852,695
200,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 4/15/2024	210,500
3,700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	3,778,625
1,300,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	1,303,250
400,000		Paraguay, Government of, 4.625%, 1/25/2023	401,000
4,100,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	4,120,500
13,000,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	13,910,000
6,300,000		Philippines, Government of, 6.375%, 1/15/2032	8,229,375
3,100,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	4,047,546

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
4,400,000		Republica Oriental del Uruguay, 4.50%, 8/14/2024	$4,537,500
4,000,000		Republica Oriental del Uruguay, Sr. Unsecd. Note, 5.10%, 6/18/2050	3,665,000
4,200,000		Romania, Government of, 4.375%, 8/22/2023	4,377,660
17,000,000		Russia, Government of, Sr. Secd. Note, 4.875%, 9/16/2023	16,258,460
6,800,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 4/4/2042	6,162,854
7,187,500		Russia, Government of, Unsub., 7.50%, 3/31/2030	8,415,269
655,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	605,520
1,315,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	1,384,432
200,000		Serbia, Government of, 5.875%, 12/3/2018	210,560
2,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 9/16/2025	2,483,485
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	4,060,000
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,821,250
6,100,000		Turkey, Government of, 3.25%, 3/23/2023	5,556,307
8,775,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	8,221,999
11,050,000		Ukraine, Government of, Sr. Unsecd. Note, 7.50%, 4/17/2023	7,856,550
9,240,000		United Mexican States, Note, 6.05%, 1/11/2040	10,348,800
15,300,000		Venezuela, Government of, 7.00%, 3/31/2038	5,278,500
8,000,000		Venezuela, Government of, 8.25%, 10/13/2024	2,860,000
8,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,824,000
14,000,000		Venezuela, Government of, Sr. Unsecd. Note, 9.00%, 5/7/2023	5,110,000
4,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	4,368,000
		TOTAL	353,087,176
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $364,962,247)	358,410,557
		U.S. TREASURY—0.1%
$1,240,000		United States Treasury Note, 0.25%, 12/31/2015 (IDENTIFIED COST $1,240,920)	1,240,194
		PURCHASED CALL SWAPTION—0.0%
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay $2.80, Expiration 10/8/2015 (IDENTIFIED COST $47,473)	80
		INVESTMENT COMPANY—7.6%
69,508,904	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[7] (AT NET ASSET VALUE)	69,508,904
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $954,779,125)[8]	921,235,850
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[9]	(1,087,514)
		TOTAL NET ASSETS—100%	$920,148,336
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Notes 5-Year Long Futures	414	$49,447,125	December 2015	$(159,416)
[4]United States Treasury Notes 10-Year Long Futures	140	$17,788,750	December 2015	$(63,752)
[4]United States Treasury Long Bond Short Futures	172	$26,595,500	December 2015	$300
[4]United States Treasury Notes 2-Year Short Futures	21	$4,587,844	December 2015	$6,844
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(216,024)

The average notional value of long and short futures contracts held by the Fund throughout the period was $52,751,112 and $99,928,940, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/4/2015	JPMorgan Chase	12,800,000 TRY	$4,358,931	$35,275
9/4/2015	JPMorgan Chase	13,700,000 TRY	$4,684,962	$18,211
9/9/2015	JPMorgan Chase	160,000 EUR	$175,019	$4,543
9/9/2015	Barclays Bank PLC	8,600,000 EUR	$9,426,116	$225,325
9/9/2015	JPMorgan Chase	8,750,000 EUR	$9,631,793	$187,987
9/9/2015	JPMorgan Chase	16,500,000 EUR	$18,480,825	$36,475
9/9/2015	JPMorgan Chase	17,265,000 EUR	$19,101,305	$274,524
10/2/2015	Morgan Stanley Capital SE	65,939,248 BRL	$18,474,000	$(484,845)
10/14/2015	Bank of America, N.A.	8,656,196 EUR	35,770,000 PLN	$258,728
10/21/2015	JPMorgan Chase	156,335,600 MXN	$9,200,000	$122,787
10/30/2015	JPMorgan Chase	8,565,263 EUR	77,400,000 NOK	$273,512
11/20/2015	Bank of America, N.A.	134,178,400,000 IDR	$9,370,000	$1,636
11/20/2015	Morgan Stanley Capital SE	38,393,575 MYR	$9,370,000	$(281,946)
2/3/2016	JPMorgan Chase	54,800,000 CNY	$8,625,846	$(127,786)
4/5/2016	Bank of America, N.A.	241,395,000 CNY	$38,862,594	$(1,540,638)
Contracts Sold:
9/4/2015	JPMorgan Chase	26,500,000 TRY	$9,336,081	$238,703
9/9/2015	JPMorgan Chase	6,747,000 EUR	$7,698,181	$126,289
9/9/2015	JPMorgan Chase	7,940,000 EUR	$9,039,531	$128,782
9/9/2015	JPMorgan Chase	8,050,000 EUR	$9,236,878	$202,680
9/9/2015	Bank of America, N.A.	16,850,000 EUR	$18,719,676	$(190,417)
9/9/2015	Barclays Bank PLC	17,260,000 EUR	$18,935,428	$(434,789)
9/9/2015	Barclays Bank PLC	17,500,000 EUR	$19,664,750	$25,190
10/14/2015	Bank of America, N.A.	8,529,461 EUR	35,770,000 PLN	$(116,422)
10/30/2015	JPMorgan Chase	8,613,399 EUR	77,400,000 NOK	$(327,575)
11/20/2015	Bank of America, N.A.	134,178,400,000 IDR	$9,260,069	$(111,567)
11/20/2015	Morgan Stanley Capital SE	38,393,575 MYR	$9,191,663	$103,609
11/27/2015	Citibank N.A.	1,620,000 GBP	$2,552,033	$67,317
1/14/2016	JPMorgan Chase	91,285 EUR	$101,901	$(775)
1/14/2016	JPMorgan Chase	1,015,134 EUR	$1,133,471	$(8,330)
2/3/2016	JPMorgan Chase	54,800,000 CNY	$8,557,820	$59,760
4/5/2016	Bank of America, N.A.	59,995,000 CNY	$9,570,107	$294,311
4/5/2016	Bank of America, N.A.	60,400,000 CNY	$9,648,562	$310,150
4/5/2016	Bank of America, N.A.	121,000,000 CNY	$19,325,986	$618,239
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(11,057)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $8,548,008 and $10,814,818, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2015, the Fund had the following open swap contracts:
INTEREST RATE SWAPS
Counterparty/Exchange	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs & Co.	3M US LIBOR	Pay	13.81%	1/2/2019	$86,000,000	$(103,848)	$(103,848)
Bank of America/Merrill Lynch	3M US LIBOR	Pay	13.36%	1/4/2021	$72,000,000	$(252,414)	$(252,414)
Bank of America/Merrill Lynch	3M US LIBOR	Pay	12.59%	1/4/2021	$65,000,000	$(574,475)	$(574,475)
Bank of America/Merrill Lynch	3M US LIBOR	Pay	13.63%	1/4/2021	$97,062,710	$(167,190)	$(167,190)
Bank of America/Merrill Lynch	3M US LIBOR	Pay	4.42%	8/15/2017	$469,000,000	$(6,355)	$(6,355)
Centrally Cleared Swap:
ICE	3M US LIBOR	Receive	2.48%	11/4/2024	$10,000,000	$(236,252)	$(236,252)
TOTAL INTEREST RATE SWAPS						$(1,340,534)	$(1,340,534)
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2015[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	CDX Index EM Series 23	Buy	5.00%	6/20/2020	3.54%	$17,900,000	$(1,861,711)	$(2,004,800)	$143,089
Goldman Sachs	CDX Index EM Series 23	Buy	5.00%	6/20/2020	3.54%	$28,000,000	$(2,912,174)	$(2,884,000)	$(28,174)
Deutsche Bank	Government of Ukraine	Buy	1.00%	3/20/2020	13.93%	$4,375,000	$1,093,684	$2,778,125	$(1,684,441)
Barclays Capital	Government of Ukraine	Buy	1.00%	3/20/2020	13.93%	$2,750,000	$687,458	$1,362,750	$(675,292)
Goldman Sachs	Government of Ukraine	Buy	1.00%	3/20/2020	13.93%	$4,375,000	$1,093,684	$2,832,813	$(1,739,129)
Bank of America	Government of Brazil	Buy	1.00%	9/20/2020	3.58%	$24,400,000	$(2,691,776)	$(2,434,607)	$(257,169)
Bank of America	Government of Venezuela	Buy	5.00%	6/20/2020	44.93%	$4,475,000	$2,881,013	$2,601,094	$279,919
Barclays Capital	Government of Turkey	Sell	1.00%	6/20/2020	2.67%	$5,000,000	$(340,964)	$(258,493)	$(82,471)
Goldman Sachs	Government of Greece	Buy	1.00%	6/20/2020	12.59%	$2,400,000	$811,108	$1,248,000	$(436,892)
Goldman Sachs	CDX Index EM Series 23	Buy	1.00%	6/20/2020	3.54%	$9,300,000	$967,258	$1,246,200	$(278,942)
Barclays Capital	Government of Qatar	Buy	1.00%	9/20/2020	0.62%	$9,300,000	$(167,211)	$(53,997)	$(113,214)
Goldman Sachs	Government of Turkey	Sell	1.00%	9/20/2020	2.67%	$28,000,000	$(2,072,367)	$(2,242,594)	$170,227
TOTAL CREDIT DEFAULT SWAPS							$(2,511,998)	$2,190,491	$(4,702,489)
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $289,811,439. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $99,622,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding written call option contract:
Security	Expiration Date	Exercise Price	Contracts	Value
[4]United States Treasury Notes 10-Year Future Option	November 2015	$127.00	350	$(464,844)
(PREMIUMS RECEIVED $595,308)
The average market value of purchased options held by the Fund throughout the period was $139,372. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written options held by the Fund throughout the period was $177,793. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and Written Options is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $268,110,327, which represented 29.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $268,047,327, which represented 29.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/6/2014	$1,399,500	$63,000
3	Issuer in default.
4	Non-income-producing security.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-day net yield.
8	At August 31, 2015, the cost of investments for federal tax purposes was $956,419,049. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from; (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; (d) written option and (e) swap contracts was $35,183,199. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,738,169 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,921,368.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$491,765,625	$—	$491,765,625
Floating Rate Loan	—	—	310,490	310,490
Foreign Governments/Agencies	—	358,410,557	—	358,410,557
U.S. Treasury	—	1,240,194	—	1,240,194
Purchased Call Swaption	—	80	—	80
Investment Company	69,508,904	—	—	69,508,904
TOTAL SECURITIES	$69,508,904	$851,416,456	$310,490	$921,235,850
OTHER FINANCIAL INSTRUMENTS*	$(680,868)	$(3,863,589)	$—	$(4,544,457)
*	Other financial instruments include futures contracts, foreign exchange contracts, swap contracts and written options.

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CNY	—Yuan Renminbi
EUR	—Euro Currency
GBP	—British Pound
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
PLN	—Polish Zloty
TRY	—Turkish Lira

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015